Label	Element	Value
C000087890 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.70%
C000087890 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	38.90%
C000087890 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.70%
C000019680 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.70%
C000019680 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	38.90%
C000019680 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.70%
C000205040 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.70%
C000205040 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	38.90%
C000205040 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.70%
C000087889 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.70%
C000087889 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	38.90%
C000087889 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.70%
C000087891 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.70%
C000087891 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	38.90%
C000087891 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.70%
C000087887 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	4.70%
C000087887 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	38.90%
C000087887 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	1.70%
C000098199 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.60%
C000098199 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	24.40%
C000098199 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.40%